Shareholders’ Equity - Schedule of Weighted Average Number of Ordinary Shares and Pre-funded Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Weighted Average Number of Ordinary Shares and Pre-funded Warrants [Abstract]
Loss for the period (in Dollars)		$ (8,107)	$ (7,879)	$ (7,814)
Total number of ordinary shares and pre-funded warrants	[1]	3,543,135	261,821	84,948
Weighted average number of ordinary shares and pre-funded warrants	[2]	1,238,719	108,563	67,505
Basic loss per share (in Dollars per share)	[2]	$ (6.53)	$ (72.6)	$ (115.2)
Diluted loss per share (in Dollars per share)	[2]	$ (6.53)	$ (72.6)	$ (115.2)

[1]	Include 660,333 ordinary shares held in abeyance
[2]	The share and per share information in these financial statements reflects the 1-for-20 reverse share split that became effective on October 10, 2024, a 1-for-4 reverse share split of the Company’s issued and outstanding ordinary shares that became effective on March 17, 2025 and an additional 1-for-3 reverse share split that became effective on March 11, 2026 (the “Reverse Share Splits”). See also Note 1c.